Note 13 - Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 13 - COMMITMENTS AND CONTINGENCIES

The Company may be subject to rescission rights from certain investors who purchased shares of our common stock based on their review of the presentation which we furnished as Exhibit 99.1 to our Current Report on Form 8-K, filed with the Securities and Exchange Commission on May 5, 2014, which may have constituted a communication of an “offer to sell” as described in Section 5(c) of the Securities Act of 1933, as amended (the “Securities Act”) in violation of Section 5 of the Securities Act. If a claim were brought by any recipients of such presentation and a court were to conclude that such presentation constituted a violation of Section 5 of the Securities Act, we could be required to repurchase the shares sold to the investors who reviewed such presentation at the original purchase price, plus statutory interest from the date of purchase, for claims brought during a period of one year from the date of their purchase of common stock. We could also incur considerable expense in contesting any such claims. The prospectus included in the Form S-1/A and dated October 20, 2014, included an additional risk factor stating:

"You should not rely on any information set forth in the presentation attached as Exhibit 99.1 to our Current Report on Form 8-K, filed with the Securities and Exchange Commission on May 5, 2014 in making an investment decision."

As of the date of these statements, no legal proceedings or claims have been made or threatened by any investors in the Company and the Company considers the likelihood that the investors will file suit to be remote. Therefore, in accordance with ASC 450-20 entitled “Loss Contingencies”, the Company has not recorded a liability for the potential rescission.

NOTE 13 - COMMITMENTS AND CONTINGENCIES

The Company may be subject to rescission rights from certain investors who purchased shares of our common stock based on their review of the presentation which we furnished as Exhibit 99.1 to our Current Report on Form 8-K, filed with the Securities and Exchange Commission on May 5, 2014, which may have constituted a communication of an “offer to sell” as described in Section 5(c) of the Securities Act of 1933, as amended (the “Securities Act”) in violation of Section 5 of the Securities Act. If a claim were brought by any ‘recipients’ of such presentation and a court were to conclude that such presentation constituted a violation of Section 5 of the Securities Act, we could be required to repurchase the shares sold to the investors who reviewed such presentation at the original purchase price, plus statutory interest from the date of purchase, for claims brought during a period of one year from the date of their purchase of common stock. We could also incur considerable expense in contesting any such claims. The prospectus included in the Form S-1/A and dated October 20, 2014, included an additional risk factor stating:

"You should not rely on any information set forth in the presentation attached as Exhibit 99.1 to our Current Report on Form 8-K, filed with the Securities and Exchange Commission on May 5, 2014 in making an investment decision."

As of the date of these statements, no legal proceedings or claims have been made or threatened by any investors in the Company and the Company considers the likelihood that the investors will file suit to be remote. Therefore, in accordance with ASC 450-20 entitled “Loss Contingencies”, the Company has not recorded a liability for the potential rescission.